Capitalized Cost from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2020
Capitalized Cost from Contracts with Customers
Schedule of Capitalized Cost from Contracts with Customers

€ millions	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
Capitalized cost of obtaining customer contracts	491	1,536	2,028	414	1,318	1,732
Capitalized cost to fulfill customer contracts	91	151	242	66	117	183
Capitalized contract cost	583	1,687	2,270	480	1,435	1,915
/ Other non-financial assets	1,321	1,926	3,247	1,188	1,701	2,889
Capitalized contract cost as % of / other non-financial assets	44	88	70	40	84	66

Summary of Amortization Expense

€ millions	2020	2019
Capitalized cost of obtaining customer contracts	450	367
Capitalized cost to fulfill customer contracts	129	81